June 26, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

Re:	Allianz Global Investors Managed Accounts Trust (formerly, Fixed Income Shares) (Reg. 333-92415; 811-09721)

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the 497 filing for the Fund dated June 12, 2012.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Very truly yours,

/s/ Debra Rubano

Debra Rubano, Esq.

cc:	Ropes & Gray LLP

Allianz Global Investors of America L.P.

1633 Broadway

New York, NY 10019